Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 10, 2020	Jun. 09, 2020	May 18, 2020	May 19, 2019
Subsequent Event [Line Items]
Common stock, par value per share				$ 0.00005	$ 0.00005	$ 0.001	$ 0.00005
Contractual arrangements with VIEs, termination period		Mar. 17, 2022
Class A Ordinary Shares
Subsequent Event [Line Items]
Common stock, par value per share		$ 0.00005	$ 0.00005
Subsequent Event | Purchaser
Subsequent Event [Line Items]
Proceeds from issuance of convertible debentures	$ 5.0
Percentage of principal amount paid through private placement	95.00%
Convertible debentures interest rate	5.00%
Issuance of ordinary shares as commitment fee	1,000,000
Subsequent Event | Purchaser | Class A Ordinary Shares
Subsequent Event [Line Items]
Common stock, par value per share	$ 0.00005
Subsequent Event | Purchaser | ADS
Subsequent Event [Line Items]
Percentage of reference price benchmarked against trading price	85.00%
Subsequent Event | Purchaser | Maximum | ADS
Subsequent Event [Line Items]
Sale of stock, price per share	$ 3.50